Organization and Description of Business - Additional Information (Details)							6 Months Ended	12 Months Ended
	Jun. 29, 2023	Nov. 01, 2022 USD ($)	Oct. 28, 2021 USD ($) shares	Oct. 26, 2021 USD ($) $ / shares shares	Apr. 01, 2021 USD ($) shares	Jan. 22, 2021 Item	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Apr. 19, 2023 $ / shares
Business Acquisition [Line Items]
Common stock, par value | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Price per share | $ / shares								$ 16		$ 4
Proceeds from initial public offering									$ 25,378,663
Reverse stock split	one-for-four
Initial Public Offering
Business Acquisition [Line Items]
Number of shares issued | shares			1,562,500
Proceeds from initial public offering			$ 28,750,000
Conversion of convertible notes to common stock in connection with initial public offering				$ 5,106,554
Class A common stock | Initial Public Offering
Business Acquisition [Line Items]
Number of shares issued | shares				1,796,875
Common stock, par value | $ / shares				$ 0.0001
Price per share | $ / shares				$ 16
Proceeds from initial public offering				$ 28,750,000
Marpai Health
Business Acquisition [Line Items]
Options to purchase shares of common stock | shares					256,900
Warrants to purchase shares of common stock | shares					341,687
Conversion ratio					1
Convertible promissory notes acquired					$ 2,198,459
Amount of convertible promissory notes exchanged for shares of common stock					3,800,000
Continental Benefits
Business Acquisition [Line Items]
Number of healthcare subsidiaries | Item						2
Minimum cash on hand required at the time of closing of Acquisition					4,762,000
Debt at the time of closing of Acquisition					0
Purchase price					$ 8,500,000
Maestro
Business Acquisition [Line Items]
Purchase price		$ 19,900,000					$ 19,900,000	$ 19,900,000
Adjusted Purchase Price		$ 22,100,000
Accrue interest percent		10.00%
Percentage of net proceeds of the Offering		35.00%
Number of days after closing of offering		60 days
2024		$ 5,000,000
2025		11,000,000
2026		19,000,000
2027		$ 28,000,000